U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Panorama Series Fund, Inc.
          6803 South Tucson Way
          Englewood, Colorado 80112

2.   Name of each series or class of funds for which this notice is filed:

          Growth Portfolio

3.   Investment Company Act File Number: 811-3255

          Securities Act File Number: 2-73969

4.   Last day of fiscal year for which this notice is filed:  12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
     24f-2 declaration:                                                    /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9.   Number and aggregate sale price of securities sold during the fiscal year:

          55,608,996          $149,864,357

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          55,608,996          $149,864,357

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

          1,696,733           $4,511,263

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                       $149,864,357
                                                                 ------------
     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                       +$4,511,263
                                                                 -------------
     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):               -$57,911,119
                                                                 -------------
     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):          +  -0-
                                                                 ------------
     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           (line (i), plus line (ii), less line (iii), plus
           line (iv)) (if applicable):                           $96,464,501
                                                                 ------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                     x 1/3300
                                                                 ------------
     (vii) Fee due (line (i) or line (v) multiplied by
           line (vi)):                                           $29,232
                                                                 ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other
     Procedures (17 CFR 202.3a).                                            /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          February 26, 1997; Fed Wire #4938


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                             Panorama Series Fund, Inc.



                                   /s/ Robert J. Bishop

                             By:______________________________________
                                Robert J. Bishop, Assistant Treasurer

Date: 2/27/97


cc: Piper & Marbury L.L.P.
    Katherine Feld
    Gloria LaFond


sec\pano3.24f

                                 PIPER & MARBURY
                                     L.L.P.
                              CHARLES CENTER SOUTH
                             36 SOUTH CHARLES STREET
                         BALTIMORE, MARYLAND 21201-3018
                                    410-539-2530                     WASHINGTON
                                 FAX: 410-539-0489                     NEW YORK
                                                                   PHILADELPHIA
                                                                         EASTON

                                February 24, 1997


Panorama Series Fund, Inc.
Two World Trade Center, 34th Floor
New York, NY 10048-0203

    Re:  Notice Pursuant to Rule 24f-2 under the Investment Company Act of 1940

Ladies and Gentlemen:

     We have acted as special Maryland counsel to Panorama Series Fund, Inc., a Maryland corporation (the "Fund"), in connection with the filing with the Securities and Exchange Commission of the Fund's notice (the "Rule 24f-2 Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, as amended, of 55,608,996 of the Growth Portfolio shares of Common Stock of the Fund (the "Shares") sold during the fiscal year ended December 31, 1996. In our capacity as special counsel to the Fund, we have examined the charter and bylaws of the Fund, the corporate action taken by the Fund that provides for the issuance of the Shares, the Rule 24f-2 Notice, and such other documents and matters as we have deemed necessary and appropriate to render the opinions set forth in this letter. In reaching the opinions set forth below, we have assumed all documents submitted to us as originals are authentic, all documents submitted to us as certified or photostatic copies conform to the original documents, all signatures on all documents submitted to us for examination are genuine, and all public records reviewed are accurate and complete.

     Based upon and subject to the foregoing, subject to the discussion and qualifications and in reliance upon the facts and assumptions set forth in our opinion letter of even date addressed to the Fund, and limited in all respects to applicable Maryland law, it is our view that, although the matter is not free from doubt, a Maryland court properly considering the issue should find that the Shares are validly issued, fully paid and non-assessable. The foregoing is only a summary of the ultimate conclusions reached in our opinion referred to above.

Panorama Series Fund, Inc.
February 24, 1997
Page 2




     We  are  also  of  the  opinion  that  the  Fund  is  a  corporation   duly
incorporated, validly existing and in good standing under the laws of the State of Maryland.

     We hereby consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice. In giving our consent, we do not thereby admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

     This letter is addressed solely to the Fund and is not intended for the use of any other person.

                                          Very truly yours,


                                          /s/ Piper & Marbury L.L.P.